Financial instruments and financial risk factors - Schedule of future minimum lease payments and timing of cash outflows (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 59,662	$ 61,073
Trade and other payables | Gulf of Mexico Oil Spill
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,129	18,360
Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,062	5,201
Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	65,353	63,942
Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,420	10,646
Later than one year [member] | Trade and other payables | Gulf of Mexico Oil Spill
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,501	16,058
Within one year | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	43,699	43,230
Within one year | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,066	4,626
Within one year | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,065	9,257
Within one year | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,037	2,350
1 to 2 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,937	2,232
1 to 2 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	261	146
1 to 2 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,726	6,743
1 to 2 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,641	1,904
2 to 3 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,465	1,662
2 to 3 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	146	95
2 to 3 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,949	6,758
2 to 3 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,409	1,653
3 to 4 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,409	1,484
3 to 4 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	181	64
3 to 4 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,022	8,005
3 to 4 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,172	1,379
4 to 5 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,332	1,406
4 to 5 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	108	89
4 to 5 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,554	7,009
4 to 5 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	942	1,101
5 to 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,863	6,058
5 to 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	231	113
5 to 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	23,540	25,187
5 to 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,970	2,250
Over 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,957	5,001
Over 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	69	68
Over 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,497	983
Over 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 249	9
Previously reported | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		64,608
Previously reported | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		11,329
Adjustment on adoption of IFRS 16 [Member] | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		683
Adjustment on adoption of IFRS 16 [Member] | Obligations Under Finance Leases [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 667